Shareholder Report, Holdings (Details) - C000204524	Feb. 28, 2025
Bank of America8562015
Holdings [Line Items]
Percent of Total Investments	4.10%
Kinder Morgan8562051
Holdings [Line Items]
Percent of Total Investments	4.10%
Visa8562081
Holdings [Line Items]
Percent of Total Investments	4.10%
Fidelity National Information Services8562037
Holdings [Line Items]
Percent of Total Investments	4.00%
PNC Financial Services Group8562060
Holdings [Line Items]
Percent of Total Investments	4.00%
US Bancorp8562078
Holdings [Line Items]
Percent of Total Investments	4.00%
Mastercard8562054
Holdings [Line Items]
Percent of Total Investments	4.00%
Raymond James Financial8562063
Holdings [Line Items]
Percent of Total Investments	4.00%
Comcast8562024
Holdings [Line Items]
Percent of Total Investments	4.00%
State Street8562073
Holdings [Line Items]
Percent of Total Investments	4.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	40.30%